WARRANTS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Warrants [Table Text Block]

The fair value of the outstanding warrants at December 31, 2016 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	1.5
Exercise price (USD/share)	$4.00-$11.86
Risk free rate	0%-0.36%
Dividend yield	-
Expected term/Contractual life (years)	0-0.53
Expected volatility	0%-55.98%

Fair Value, by Balance Sheet Grouping [Table Text Block]

The following table sets forth by level within the fair value hierarchy of our financial assets and liabilities that was accounted for at fair value on a recurring basis as of December 31, 2016 and 2015:

	Carrying Value at	Fair Value Measurement at
	December 31, 2016	December 31, 2016
		Level 1	Level 2	Level 3
Warrants liability	$-	$-	$-	$-

	Carrying Value at	Fair Value Measurement at
	December 31, 2015	December 31, 2015
		Level 1	Level 2	Level 3
Warrants liability	$162,736	$-	$162,736	$-

Schedule of Warrant Activity [Table Text Block]
The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	December 31,
	2016	2015	2014
Beginning balance	$162,736	$553,060	$720,857
Warrants issued	-	-	2,698,374
Warrants redeemed	(25,026)	-	-
Fair value change of the issued warrants included in earnings	(137,710)	(390,324)	(2,866,171)
Ending balance	$-	$162,736	$553,060

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

Following is a summary of the warrants activity:

			Weighted Average
		Weighted	Remaining
	Number	Average Exercise Price	Contractual Life (Years)
Outstanding as of December 31, 2014	551,380	$9.90	1.86
Granted
Forfeited	-
Exercised	-
Outstanding as of December 31, 2015	551,380	$9.86	1.49
Granted	1,000,000	2.20
Forfeited	-
Exercised	-
Redeemed	(551,380)
Outstanding as of December 31, 2016	1,000,000	$2.20	-